Annual Total Returns[BarChart] - Direxion Daily Small Cap Bear 3X Shares - Direxion Daily Small Cap Bear 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(43.68%)	(48.90%)	(68.62%)	(29.13%)	(6.82%)	(55.54%)	(38.35%)	24.80%	(53.27%)	(80.34%)